5. Bank Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Note 5. Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2013	2012

Buildings and improvements	$10,896,563	$10,762,761
Land and land improvements	2,408,921	2,403,921
Furniture and equipment	7,797,907	7,340,676
Leasehold improvements	1,316,386	1,302,395
Capital leases	976,907	976,907
Other prepaid assets	28,661	175,507
	23,425,345	22,962,167
Less accumulated depreciation and amortization	(11,701,877)	(10,718,847)
	$11,723,468	$12,243,320

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2018, with options to renew. Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2013 for each of the next five years and in aggregate are:

2014	$153,900
2015	129,845
2016	61,817
2017	6,817
2018	6,817
$359,196

Total rental expense amounted to $231,575 and $230,756 for the years ended December 31, 2013 and 2012, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2013:

2014	$126,255
2015	129,755
2016	129,755
2017	133,255
2018	138,155
Subsequent to 2018	282,501
Total minimum lease payments	939,676
Less amount representing interest	(228,634)
Present value of net minimum lease payments	$711,042